Leases - Schedule of Maturity of Operating Lease Liabilities (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Maturity of Operating Lease Liabilities [Abstract]
2027	$ 1,455
2028	1,455
Thereafter
Total lease payments	2,910
Less: imputed interest	(139)
Total lease liabilities	$ 2,771	$ 7,550